SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2012	2011

Finished goods	$91,008	$94,331
Raw materials	39,543	3,274
Work-In-Process	14,658	0
Total	$145,209	$97,605

Property, Plant and Equipment [Table Text Block]	Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5